INTERNAL-USE SOFTWARE, NET - NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Capitalized internal-use software development costs	$ 28,300,000	$ 25,800,000	$ 21,900,000
Amortization expense	23,700,000	18,700,000	21,100,000
Impairment charges	$ 0	$ 0	$ 0